Summary of significant accounting and reporting policies Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Equity Method Investments

Equity method investments at Dec. 31, 2014
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$550
Siguler Guff	20.0%	$272
ConvergEx	33.9%	$105	(a)

(a)
In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units.  The book value at Dec. 31, 2014 is reflective of our combined common and preferred interests in ConvergEx.